Quarterly Report
November 30, 2022
MFS®  Low Volatility
Equity Fund
LVU-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	14,869	$4,643,589
General Dynamics Corp.	9,437	2,381,804
Honeywell International, Inc.	13,020	2,858,541
Huntington Ingalls Industries, Inc.	9,002	2,088,104
		$11,972,038
Brokerage & Asset Managers – 0.5%
Raymond James Financial, Inc.	19,753	$2,309,126
Business Services – 9.4%
Accenture PLC, “A”	43,517	$13,095,571
Amdocs Ltd.	193,348	17,180,903
Cognizant Technology Solutions Corp., “A”	74,323	4,623,634
Fidelity National Information Services, Inc.	53,666	3,895,078
Fiserv, Inc. (a)	24,102	2,515,285
FleetCor Technologies, Inc. (a)	22,569	4,428,038
		$45,738,509
Cable TV – 1.4%
Charter Communications, Inc., “A” (a)	10,292	$4,027,157
Comcast Corp., “A”	74,555	2,731,695
		$6,758,852
Computer Software – 3.1%
Microsoft Corp.	59,463	$15,171,390
Computer Software - Systems – 1.6%
Juniper Networks, Inc.	101,692	$3,380,242
SS&C Technologies Holdings, Inc.	86,003	4,623,521
		$8,003,763
Construction – 0.4%
AvalonBay Communities, Inc., REIT	11,812	$2,065,919
Consumer Products – 2.4%
Colgate-Palmolive Co.	58,920	$4,565,122
Procter & Gamble Co.	48,077	7,171,165
		$11,736,287
Electrical Equipment – 2.1%
AMETEK, Inc.	18,310	$2,607,710
TE Connectivity Ltd.	58,542	7,383,317
		$9,991,027
Electronics – 1.6%
Texas Instruments, Inc.	41,912	$7,563,440
Food & Beverages – 5.3%
Archer Daniels Midland Co.	20,065	$1,956,337
General Mills, Inc.	98,049	8,363,580
J.M. Smucker Co.	16,013	2,466,162
Mondelez International, Inc.	39,884	2,696,557
PepsiCo, Inc.	56,725	10,523,055
		$26,005,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.0%
Kroger Co.	97,611	$4,801,485
Gaming & Lodging – 0.4%
Hilton Worldwide Holdings, Inc.	14,328	$2,043,459
General Merchandise – 1.1%
Dollar General Corp.	20,563	$5,257,548
Health Maintenance Organizations – 1.6%
Cigna Corp.	6,251	$2,055,891
Humana, Inc.	5,463	3,004,104
UnitedHealth Group, Inc.	4,786	2,621,579
		$7,681,574
Insurance – 7.4%
Ameriprise Financial, Inc.	7,041	$2,337,260
Aon PLC	6,711	2,068,867
Assurant, Inc.	22,356	2,866,486
Chubb Ltd.	26,876	5,901,701
Everest Re Group Ltd.	30,925	10,450,795
Hanover Insurance Group, Inc.	17,194	2,532,676
Hartford Financial Services Group, Inc.	37,914	2,895,492
MetLife, Inc.	56,342	4,321,432
Reinsurance Group of America, Inc.	18,241	2,634,000
		$36,008,709
Internet – 3.7%
Alphabet, Inc., “A” (a)	123,485	$12,470,750
Alphabet, Inc., “C” (a)	54,705	5,549,822
		$18,020,572
Machinery & Tools – 3.1%
Eaton Corp. PLC	46,659	$7,626,414
PACCAR, Inc.	21,261	2,251,752
Roper Technologies, Inc.	11,309	4,963,407
		$14,841,573
Medical & Health Technology & Services – 1.7%
McKesson Corp.	22,128	$8,445,815
Medical Equipment – 4.3%
Abbott Laboratories	21,994	$2,366,114
Danaher Corp.	11,370	3,108,672
Medtronic PLC	67,089	5,302,715
STERIS PLC	38,464	7,144,303
Thermo Fisher Scientific, Inc.	5,031	2,818,467
		$20,740,271
Natural Gas - Distribution – 0.4%
UGI Corp.	54,483	$2,105,768
Network & Telecom – 1.5%
Motorola Solutions, Inc.	26,661	$7,257,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.5%
Mastercard, Inc., “A”	16,946	$6,039,555
U.S. Bancorp	44,183	2,005,466
Visa, Inc., “A”	42,166	9,150,022
		$17,195,043
Pharmaceuticals – 10.2%
Eli Lilly & Co.	27,996	$10,388,756
Johnson & Johnson	79,948	14,230,744
Merck & Co., Inc.	140,257	15,445,101
Pfizer, Inc.	101,656	5,096,015
Zoetis, Inc.	30,221	4,658,265
		$49,818,881
Pollution Control – 4.4%
Republic Services, Inc.	78,459	$10,928,554
Waste Connections, Inc.	48,463	7,002,904
Waste Management, Inc.	21,325	3,576,629
		$21,508,087
Railroad & Shipping – 0.5%
CSX Corp.	74,194	$2,425,402
Real Estate – 3.8%
Extra Space Storage, Inc., REIT	15,459	$2,484,107
Life Storage, Inc., REIT	16,634	1,787,989
National Retail Properties, Inc., REIT	45,017	2,086,988
Public Storage, Inc., REIT	14,768	4,400,273
Spirit Realty Capital, Inc., REIT	52,161	2,160,508
STORE Capital Corp., REIT	56,193	1,792,557
Sun Communities, Inc., REIT	12,486	1,834,193
W.P. Carey, Inc., REIT	24,836	1,957,077
		$18,503,692
Restaurants – 2.6%
McDonald's Corp.	21,076	$5,749,322
Starbucks Corp.	46,145	4,716,019
Texas Roadhouse, Inc.	21,417	2,127,136
		$12,592,477
Specialty Chemicals – 1.3%
Ashland, Inc.	34,759	$3,888,489
Ecolab, Inc.	16,321	2,445,376
		$6,333,865
Specialty Stores – 5.8%
AutoZone, Inc. (a)	3,184	$8,211,536
Home Depot, Inc.	17,740	5,747,583
O'Reilly Automotive, Inc. (a)	2,792	2,413,796
Ulta Beauty, Inc. (a)	6,892	3,203,677
Wal-Mart Stores, Inc.	58,196	8,870,234
		$28,446,826
Telecommunications - Wireless – 1.8%
T-Mobile US, Inc. (a)	57,015	$8,635,492
Trucking – 2.2%
Expeditors International of Washington, Inc.	25,477	$2,956,861
J.B. Hunt Transport Services, Inc.	13,272	2,440,588
Landstar System, Inc.	18,140	3,137,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Old Dominion Freight Line, Inc.	7,584	$2,294,994
		$10,830,300
Utilities - Electric Power – 6.8%
American Electric Power Co., Inc.	39,268	$3,801,142
DTE Energy Co.	28,959	3,359,534
Duke Energy Corp.	41,137	4,110,820
Edison International	36,985	2,465,420
Evergy, Inc.	42,958	2,543,543
Exelon Corp.	162,600	6,726,762
NextEra Energy, Inc.	22,720	1,924,384
Sempra Energy	15,146	2,517,114
Xcel Energy, Inc.	78,467	5,509,953
		$32,958,672
Total Common Stocks		$483,768,677
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v)	403,119	$403,119

Other Assets, Less Liabilities – 0.5%		2,580,068
Net Assets – 100.0%		$486,751,864
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $403,119 and $483,768,677, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$483,768,677	$—	$—	$483,768,677
Mutual Funds	403,119	—	—	403,119
Total	$484,171,796	$—	$—	$484,171,796
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,259,582	$42,660,087	$44,516,032	$(518)	$—	$403,119
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,644	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.